Goodwill (Details) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Gross amount of goodwill
Balance at beginning of period	SFr 8,558	SFr 8,633
Foreign currency translation impact	130	55
Balance at end of period	8,688	8,688
Accumulated impairment
Balance at beginning of period	3,891	3,891
Balance at end of period	3,891	3,891
Net book value
Net book value	4,797	4,797	SFr 4,667	SFr 4,742
Operating Segments | Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period	603	610
Foreign currency translation impact	12	5
Balance at end of period	615	615
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	615	615
Operating Segments | International Wealth Management
Gross amount of goodwill
Balance at beginning of period	1,518	1,544
Foreign currency translation impact	45	19
Balance at end of period	1,563	1,563
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	1,563	1,563
Operating Segments | Asia Pacific
Gross amount of goodwill
Balance at beginning of period	2,245	2,268
Foreign currency translation impact	40	17
Balance at end of period	2,285	2,285
Accumulated impairment
Balance at beginning of period	772	772
Balance at end of period	772	772
Net book value
Net book value	1,513	1,513
Operating Segments | Global Markets
Gross amount of goodwill
Balance at beginning of period	3,170	3,178
Foreign currency translation impact	14	6
Balance at end of period	3,184	3,184
Accumulated impairment
Balance at beginning of period	2,719	2,719
Balance at end of period	2,719	2,719
Net book value
Net book value	465	465
Operating Segments | Investment Banking & Capital Markets
Gross amount of goodwill
Balance at beginning of period	1,010	1,021
Foreign currency translation impact	19	8
Balance at end of period	1,029	1,029
Accumulated impairment
Balance at beginning of period	388	388
Balance at end of period	388	388
Net book value
Net book value	641	641
Operating Segments | Strategic Resolution Unit
Gross amount of goodwill
Balance at beginning of period	12	12
Foreign currency translation impact	0	0
Balance at end of period	12	12
Accumulated impairment
Balance at beginning of period	12	12
Balance at end of period	12	12
Net book value
Net book value	0	0
Bank
Gross amount of goodwill
Balance at beginning of period		7,927
Foreign currency translation impact		49
Balance at end of period	7,976	7,976
Accumulated impairment
Balance at beginning of period		3,891
Balance at end of period	3,891	3,891
Net book value
Net book value	4,085	4,085		SFr 4,036
Bank | Operating Segments | Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period		592
Foreign currency translation impact		5
Balance at end of period	597	597
Accumulated impairment
Balance at beginning of period		0
Balance at end of period	0	0
Net book value
Net book value	597	597
Bank | Operating Segments | International Wealth Management
Gross amount of goodwill
Balance at beginning of period		1,531
Foreign currency translation impact		19
Balance at end of period	1,550	1,550
Accumulated impairment
Balance at beginning of period		0
Balance at end of period	0	0
Net book value
Net book value	1,550	1,550
Bank | Operating Segments | Asia Pacific
Gross amount of goodwill
Balance at beginning of period		2,044
Foreign currency translation impact		16
Balance at end of period	2,060	2,060
Accumulated impairment
Balance at beginning of period		772
Balance at end of period	772	772
Net book value
Net book value	1,288	1,288
Bank | Operating Segments | Global Markets
Gross amount of goodwill
Balance at beginning of period		2,837
Foreign currency translation impact		2
Balance at end of period	2,839	2,839
Accumulated impairment
Balance at beginning of period		2,719
Balance at end of period	2,719	2,719
Net book value
Net book value	120	120
Bank | Operating Segments | Investment Banking & Capital Markets
Gross amount of goodwill
Balance at beginning of period		911
Foreign currency translation impact		7
Balance at end of period	918	918
Accumulated impairment
Balance at beginning of period		388
Balance at end of period	388	388
Net book value
Net book value	530	530
Bank | Operating Segments | Strategic Resolution Unit
Gross amount of goodwill
Balance at beginning of period		12
Foreign currency translation impact		0
Balance at end of period	12	12
Accumulated impairment
Balance at beginning of period		12
Balance at end of period	12	12
Net book value
Net book value	SFr 0	SFr 0